Calvert
Conservative Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 99.2%(1)

Security	Shares	Value
Equity Funds — 34.7%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	75,540	$ 2,792,720
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	218,375	6,407,130
Calvert US Large-Cap Core Responsible Index Fund, Class R6	426,048	21,660,266
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	141,187	9,535,759
Calvert US Large-Cap Value Responsible Index Fund, Class R6	280,080	8,962,580
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	54,339	2,255,598
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	75,277	6,957,892
Calvert Focused Value Fund, Class R6	492,748	5,617,328
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	374,187	4,318,115
Calvert Emerging Markets Equity Fund, Class R6	104,127	1,788,903
Calvert International Equity Fund, Class R6	270,107	6,428,555
Calvert International Opportunities Fund, Class R6	214,284	3,479,970
Calvert Mid-Cap Fund, Class I	24,702	1,130,603
		$81,335,419
Income Funds — 64.5%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	995,898	$14,490,315
Calvert Floating-Rate Advantage Fund, Class R6	883,704	7,926,829
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,500,654	64,494,376
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,841,798	28,639,956
Calvert High Yield Bond Fund, Class R6	247,658	6,047,814
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,754,248	$ 16,805,692
Calvert Short Duration Income Fund, Class R6	308,128	4,843,773
Calvert Ultra-Short Duration Income Fund, Class R6	801,652	7,936,350
		$151,185,105
Total Mutual Funds (identified cost $221,393,056)		$232,520,524

Short-Term Investments — 0.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	355,092	$ 355,092
Total Short-Term Investments (identified cost $355,092)		$ 355,092
Total Investments — 99.4% (identified cost $221,748,148)		$232,875,616

Other Assets, Less Liabilities — 0.6%	$ 1,435,864
Net Assets — 100.0%	$234,311,480

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	59	Long	3/31/25	$6,271,977	$(24,460)
U.S. Long Treasury Bond	72	Long	3/20/25	8,196,750	(186,881)
U.S. Ultra-Long Treasury Bond	33	Long	3/20/25	3,923,906	(118,126)
					$(329,467)
During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Conservative Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2024, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $232,875,616, which represents 99.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$70,999,391	$3,783,584	$(7,716,249)	$(767,748)	$(1,804,602)	$ 64,494,376	$ 770,624	$ —	4,500,654
Core Bond Fund, Class I	27,381,753	2,490,205	(122,480)	(2,786)	(1,106,736)	28,639,956	320,865	—	1,841,798
Emerging Markets Advancement Fund, Class I	5,600,261	74,715	(1,156,981)	49,410	(249,290)	4,318,115	74,715	—	374,187
Emerging Markets Equity Fund, Class R6	1,962,670	83,251	(97,985)	11,099	(170,132)	1,788,903	10,940	—	104,127
Equity Fund, Class R6	7,500,828	487,860	(316,486)	122,823	(837,133)	6,957,892	27,139	460,721	75,277
Flexible Bond Fund, Class R6	7,487,664	7,422,961	(241,038)	(1,261)	(178,011)	14,490,315	172,134	—	995,898
Floating-Rate Advantage Fund, Class R6	9,352,434	167,826	(1,613,207)	(165,523)	185,299	7,926,829	167,826	—	883,704
Focused Value Fund, Class R6	6,397,977	235,672	(680,005)	117,928	(454,244)	5,617,328	70,598	165,074	492,748
High Yield Bond Fund, Class R6	6,235,323	1,226,709	(1,349,811)	(83,476)	19,069	6,047,814	99,892	—	247,658
International Equity Fund, Class R6	8,298,426	87,711	(1,133,662)	39,510	(863,430)	6,428,555	87,711	—	270,107
International Opportunities Fund, Class R6	3,830,080	136,189	(24,497)	1,877	(463,679)	3,479,970	112,085	—	214,284
International Responsible Index Fund, Class R6	6,960,776	208,114	(73,488)	3,693	(691,965)	6,407,130	184,010	—	218,375
Liquidity Fund, Institutional Class(1)	28,993	6,577,296	(6,251,197)	—	—	355,092	7,708	—	355,092
Mid-Cap Fund, Class I	1,907,317	41,712	(758,200)	202,217	(262,443)	1,130,603	2,640	39,072	24,702
Mortgage Access Fund, Class I	14,913,668	2,574,808	—	—	(682,784)	16,805,692	236,742	—	1,754,248
Short Duration Income Fund, Class R6	4,981,878	60,283	(145,407)	(565)	(52,416)	4,843,773	60,283	—	308,128
Small-Cap Fund, Class R6	4,487,678	42,101	(1,711,192)	349,915	(375,782)	2,792,720	8,734	33,367	75,540
Ultra-Short Duration Income Fund, Class R6	15,477,427	166,081	(7,691,457)	5,188	(20,889)	7,936,350	190,487	—	801,652
US Large-Cap Core Responsible Index Fund, Class R6	18,437,616	3,137,470	—	—	85,180	21,660,266	211,276	178,540	426,048
US Large-Cap Growth Responsible Index Fund, Class R6	8,831,929	1,056,085	(554,388)	28,783	173,350	9,535,759	57,794	140,930	141,187
US Large-Cap Value Responsible Index Fund, Class R6	11,600,621	541,017	(2,563,846)	539,547	(1,154,759)	8,962,580	192,412	348,605	280,081

Calvert
Conservative Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Mid-Cap Core Responsible Index Fund, Class R6	$ 3,217,344	$ 26,745	$ (952,992)	$ 238,972	$ (274,471)	$ 2,255,598	$ 26,745	$ —	54,339
Total				$ 689,603	$(9,179,868)	$232,875,616	$3,093,360	$1,366,309

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$232,520,524	$ —	$ —	$232,520,524
Short-Term Investments	355,092	—	—	355,092
Total Investments	$232,875,616	$ —	$ —	$232,875,616
Liability Description
Futures Contracts	$(329,467)	$ —	$ —	$(329,467)
Total	$(329,467)	$ —	$ —	$(329,467)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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